Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2023
Directors and key management compensation
Schedule of aggregate emoluments of directors

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Short-term remuneration	6	7	7
Long-term incentive schemes[2]	3	2	1
	9	9	8

Notes:

1	The prior year comparatives have been re-presented to aggregate previously disclosed salaries and fees and incentive schemes into Short-term remuneration. Additional disclosure is now provided for long-term incentive schemes, increasing total emoluments by €2 million and €1 million for the years ended 31 March 2022 and 31 March 2021, respectively.
2	Relates to share-based payments.

Schedule of aggregate compensation for key management

	2023	2022	2021
	€m	€m	€m
Short-term employee benefits	25	28	28
Share-based payments	12	8	11
	37	36	39